Debt - Small Business Administration Loan (Details) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended		12 Months Ended
	May 31, 2022	May 31, 2020	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Loan proceeds					$ 0	$ 0	$ 219,471
Gain on debt extinguishment			$ (177,939)	$ 0	$ 10,201	$ 0	$ 0
PPP loan
Debt Instrument [Line Items]
Loan proceeds		$ 10,000
Spread plus (minus) on variable interest rate		1.00%
Debt forgiven	$ 10,000
Refund of previously paid interest	200
Gain on debt extinguishment	$ 10,200